Income Taxes - Summary of Net Deferred Tax Assets Related to Continuing Operations (Detail) - USD ($) $ in Thousands	Mar. 30, 2019	Mar. 31, 2018 [1]
Deferred tax assets:
Loss and tax credit carry forwards	$ 14,053	$ 9,688
Difference between book and tax basis of property and equipment	4,036	3,243
Other reserves not currently deductible	151	68
Expenses not currently deductible	1,153	659
Other	(117)	(96)
Net deferred tax asset before valuation allowance	19,276	13,562
Valuation allowance	(19,276)	(13,562)
Net deferred tax asset	$ 0	$ 0

[1]	Recast (refer to note 1)